UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2012. The net asset values (NAV) per share at that date were $12.47, $12.43 and $12.48 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2012
Cohen & Steers Preferred Securities and Income Fund—Class A	10.23%
Cohen & Steers Preferred Securities and Income Fund—Class C	9.94%
Cohen & Steers Preferred Securities and Income Fund—Class I	10.40%
BofA Merrill Lynch Fixed Rate Preferred Index[a]	9.24%
Blended benchmark—50% BofA Merrill Lynch US Capital Securities Index/50% BofA Merrill Lynch Fixed Rate Preferred Index[a]	9.39%
S&P 500 Index[a]	9.49%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark indices which do not use fair value pricing. An investor cannot invest directly in an index.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  The BofA Merrill Lynch Fixed Rate Preferred Index is an unmanaged index of preferred securities. The BofA Merrill Lynch US Capital Securities Index is a subset of the BofA Merrill Lynch US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Investment Review

Preferred securities performed well in the first half of 2012, both in absolute terms and compared with other fixed-income categories. The group was buoyed by demand for above-average income in an environment of slow economic growth and historically low interest rates, as well as a general betterment in the credit fundamentals of many financial companies. Preferreds also benefited from improvements in an already-strong supply/demand dynamic for these securities, as a Federal Reserve banking supervision release opened the door to more significant call activity.

Political uncertainty in Europe continued to drive volatility in financial markets, including preferreds. Sentiment on this front turned more positive in June, when Eurozone officials agreed on a plan to help Spain recapitalize its banks. This was followed by run-off elections in Greece, which rendered an outcome considered "best case" by market watchers. The winner was a pro-cooperation party (in terms of negotiations with the rest of Europe) that was able to form a coalition with similar parties.

Market fundamentals were favorable

Market technicals aided preferreds, with steady, strong demand being met with declining supply. The supply picture was affected by the Federal Reserve's June 7 release of Notices of Proposed Rulemaking, which endorsed many of the capital standards previously finalized by the Dodd-Frank Act and Basel III. One of these rules explicitly states that trust preferreds will begin losing Tier 1 capital status in 2013. This "capital event" news opened a window for U.S. banks to redeem certain trust preferreds at par, and U.S. banks quickly accelerated their redemptions of trust preferreds (an announced total of $24 billion post-notice, through June 30).

Returns were positive across all sectors in the preferred index, led by banks and insurance companies, despite a recent compression in net interest margins related to a flatter yield curve. Working in favor of financial preferreds were continued steady improvements in bank credit fundamentals. For property & casualty insurance companies, earnings were aided by relatively favorable weather. Life insurance issuers were somewhat challenged by lower Treasury yields, which hindered their investment returns.

Real estate preferreds were one of the best-performing non-financial sectors. REITs continued to refinance preferreds with new issues at lower rates, and otherwise demonstrated strong access to capital through various sources. Utilities and telecommunications preferreds had relatively modest gains. From a regional standpoint, dollar-denominated European preferreds were subject to wide swings in performance, but ended up with a strong gain for the period.

Fund performance

The Fund had a positive total return for the period and outperformed its benchmarks. Factors that aided relative performance included favorable security selection in the bank and insurance sectors. This partly reflected our non-ownership of certain bank preferreds, trading at a premium, that declined on news that the issues would be redeemed at par. In the insurance group, we had overweights in several European issues that had large gains as intense risk concerns eased.

Our overweights in telecommunications and real estate preferreds detracted from relative returns, although favorable security selection in these sectors partly countered the effect. We had an out-of-

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

benchmark allocation to pipeline company preferreds that had a positive total return, but trailed the wider market.

During the period, the Fund used derivatives in the form of currency forward contracts in order to manage currency risk on Fund positions denominated in foreign currencies. These contracts did not have a material effect on the Fund's total return for the period.

Investment Outlook

Although we recognize that sentiment toward Europe can shift rapidly, in our view, the region's general trend toward cooperation has lowered the risk of extreme outcomes in the near term. With key elections now behind us, we see less potential for unsettling political news. We nonetheless remain underweight continental European issuers (particularly issuers located in the periphery), while seeing very good value in certain securities that we feel have been overly punished.

With the backdrop of investors desiring material income in the low rate environment, we believe that solid technicals can further bolster preferreds over the next few months. Trust preferreds, in our view, should continue to shrink in supply as U.S. banks redeem issues that are destined to lose Tier 1 capital status. As issues are removed from the market, exchange-traded funds (ETFs) and other investors, in our view, are likely to replace their holdings with the remaining preferred securities in the market, potentially providing price support. The prices of recently-issued preferreds have been gradually moving up, reflecting positive technicals.

Meanwhile, we believe demand for preferreds' attractive absolute and relative income is unlikely to fade, barring a severe economic slowdown. Given recent disappointments in U.S. employment reports and the Federal Reserve's efforts to avoid economic contraction, we believe interest rates will stay near historically low levels, possibly through 2014. In this environment, yields on preferreds, currently close to 7% on average, should, in our view, remain significantly higher than what's available in alternative fixed-income securities such as corporate bonds and Treasuries.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	WILLIAM F. SCAPELL

Portfolio Manager	Portfolio Manager

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2012

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	3.69%[a]	6.10%[b]	—
1 Year (without sales charge)	7.73%	7.10%	8.16%
Since Inception[c] (with sales charge)	8.69%[a]	9.90%	—
Since Inception[c] (without sales charge)	10.64%	9.90%	11.00%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our Web site at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the periods presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2012 prospectuses were as follows: Class A—1.29% and 1.10%; Class C—1.94% and 1.75%; and Class I—0.95% and 0.75%. Through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares.

a  Reflects a 3.75% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of May 3, 2010.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012—June 30, 2012.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period[a] January 1, 2012– June 30, 2012
Class A
Actual (10.23% return)	$1,000.00	$1,102.30	$5.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.39	$5.52
Class C
Actual (9.94% return)	$1,000.00	$1,099.40	$9.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.16	$8.77
Class I
Actual (10.40% return)	$1,000.00	$1,104.00	$3.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.13	$3.77

a  Expenses are equal to the Fund's Class A, Class C and Class I annualized expense ratios of 1.10%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.22%, 1.87% and 0.87%, respectively.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2012

Top Ten Long-Term Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)	$36,688,202	3.1
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A	31,231,200	2.6
Wells Fargo & Co., 7.50%, Series L (Convertible)	29,565,000	2.5
American International Group, 8.175%, due 5/15/58, (FRN)	28,914,430	2.4
Centaur Funding Corp., 9.08%, due 4/21/20, 144A	28,548,913	2.4
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A	26,746,350	2.3
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	20,147,144	1.7
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	18,328,306	1.6
Goldman Sachs Capital I, 6.345%, due 2/15/34	17,368,936	1.5
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I	16,560,750	1.4

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	41.8%
BANK	12.3%
Ally Financial, 7.25%, due 2/7/33		95,720	$2,281,008
Ally Financial, 7.30%, due 3/9/31, (PINES)		141,284	3,342,779
Ally Financial, 7.35%, due 8/8/32		110,214	2,630,808
BAC Capital Trust II, 7.00%, due 2/1/32, Series V		81,671	2,058,109
Bank of America Corp., 8.625%, Series VIII		170,937	4,432,396
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)		734,896	18,328,306
Citigroup Capital XIV, 6.875%, due 6/30/66, (TruPS)		123,327	3,067,143
Citigroup Capital XV, 6.50%, due 9/15/66, (TruPS)		229,927	5,697,591
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)		244,386	6,011,896
Citigroup Capital XX, 7.875%, due 12/15/67, (TruPs)		35,475	897,872
CoBank ACB, 7.00%, 144A ($50 Par Value)[a,b]		122,000	6,069,500
Countrywide Capital IV, 6.75%, due 4/1/33		126,062	3,096,083
Countrywide Capital V, 7.00%, due 11/1/36		633,680	15,746,948
Fifth Third Capital Trust VI, 7.25%, due 11/15/67, (FRN)		135,739	3,465,417
First Niagara Financial Group, 8.625%, Series B		266,662	7,306,539
First Republic Bank, 6.70%, Series A		230,374	6,061,140
First Republic Bank, 6.20%, due 12/30/49, Series B		68,000	1,729,240
Fleet Capital Trust VIII, 7.20%, due 3/15/32		92,847	2,336,031
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)		14,962	1,668,263
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)		91,767	2,326,293
PNC Financial Services Group, 6.125%, Series P		340,000	8,959,000
US Bancorp, 6.50%, Series F		199,999	5,715,971
US Bancorp, 6.00%, Series G		200,000	5,476,000
Zions Bancorp, 7.90%, Series F		460,000	12,535,000
Zions Bancorp, 9.50%, due 12/29/49, Series C		552,880	14,496,514
			145,735,847

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
BANK—FOREIGN	3.3%
Barclays Bank PLC, 7.75%, Series IV		449,893	$11,301,312
Deutsche Bank Capital Funding Trust VIII, 6.375%		155,559	3,755,194
Deutsche Bank Contingent Capital Trust III, 7.60%		262,556	6,745,064
National Westminster Bank PLC, 7.76%, Series C		327,720	7,308,156
Royal Bank of Scotland Group PLC, 6.40%, Series M		208,143	3,646,665
Royal Bank of Scotland Group PLC, 6.35%, Series N		184,440	3,181,590
Royal Bank of Scotland Group PLC, 6.60%, Series S		200,000	3,546,000
			39,483,981
ELECTRIC—INTEGRATED	2.3%
DTE Energy Co., 6.50%, due 12/1/61		200,000	5,648,000
Entergy Louisiana LLC, 5.25%, due 7/1/52		108,775	2,757,446
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G		293,149	7,753,791
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H		136,301	3,542,463
SCE Trust I, 5.625%		269,100	6,856,668
			26,558,368
FINANCE—INVESTMENT BANKER/BROKER	1.1%
Charles Schwab Corp., 6.00%, Series B		45,483	1,185,287
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33		69,561	1,657,639
Morgan Stanley Capital Trust VII, 6.60%, due 10/15/66		161,468	3,883,305
Raymond James Financial, 6.90%, due 3/15/42		248,040	6,731,806
			13,458,037
INSURANCE	8.2%
LIFE/HEALTH INSURANCE—FOREIGN	0.9%
Aegon NV, 6.375%		91,917	2,245,532
Aegon NV, 6.875%		116,432	2,886,349
Aegon NV, 7.25%		115,448	2,923,144
Aegon NV, 8.00%, due 2/15/42		98,987	2,612,267
			10,667,292

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
MULTI-LINE	1.7%
American Financial Group, 7.00%, due 9/30/50		31,282	$844,614
American International Group, 7.70%, due 12/18/62		214,253	5,506,302
American International Group, 6.45%, due 6/15/77, Series A-4		50,000	1,239,500
Hartford Financial Services Group, 7.875%, due 4/15/42		444,500	12,019,280
			19,609,696
MULTI-LINE—FOREIGN	3.0%
ING Groep N.V., 6.125%		233,344	4,727,549
ING Groep N.V., 6.375%		232,775	4,864,998
ING Groep N.V., 7.05%		233,152	5,432,442
ING Groep N.V., 7.20%		148,926	3,501,250
ING Groep N.V., 7.375%		474,685	11,306,997
ING Groep N.V., 8.50%		233,518	5,945,368
			35,778,604
REINSURANCE—FOREIGN	2.6%
Arch Capital Group Ltd., 6.75%		328,000	8,528,000
Aspen Insurance Holdings Ltd., 7.25%		207,500	5,312,000
Axis Capital Holdings Ltd., 6.875%, Series Cc		355,399	9,521,139
Endurance Specialty Holdings Ltd., 7.50%, Series B		182,298	4,796,260
Montpelier Re Holdings Ltd., 8.875%		80,175	2,172,743
			30,330,142
TOTAL INSURANCE			96,385,734
INTEGRATED TELECOMMUNICATIONS SERVICES	2.7%
Qwest Corp., 7.00%, due 4/1/52		395,409	10,169,920
Qwest Corp., 7.00%, due 7/1/52		109,876	2,812,826
Qwest Corp., 7.375%, due 6/1/51		231,301	6,122,537
Qwest Corp., 7.50%, due 9/15/51		147,367	3,897,857
Telephone & Data Systems, 6.875%, due 11/15/59		136,432	3,675,478
Telephone & Data Systems, 7.00%, due 3/15/60		187,146	4,996,798
			31,675,416

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
REAL ESTATE	11.0%
DIVERSIFIED	3.0%
Colony Financial, 8.50%, Series A		109,736	$2,801,560
Cousins Properties, 7.75%, Series A		197,143	4,997,575
Cousins Properties, 7.50%, Series B		83,350	2,102,087
DuPont Fabros Technology, 7.875%, Series A		317,329	8,301,327
Forest City Enterprises, 7.375%, due 2/1/34		375,000	8,913,750
Lexington Realty Trust, 7.55%, Series D		229,693	5,767,591
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)[a]		3,090	3,239,392
			36,123,282
HOTEL	2.6%
Hersha Hospitality Trust, 8.00%, Series B		115,335	2,935,276
Hospitality Properties Trust, 7.125%, Series D		50,000	1,330,000
LaSalle Hotel Properties, 7.50%, Series H		99,900	2,569,428
Pebblebrook Hotel Trust, 7.875%, Series A		230,345	5,961,329
Strategic Hotels & Resorts, 8.50%, Series A		260,496	6,369,127
Strategic Hotels & Resorts, 8.25%, Series B		291,320	6,936,329
Sunstone Hotel Investors, 8.00%, Series D		171,620	4,358,290
			30,459,779
INDUSTRIAL	0.4%
First Potomac Realty Trust, 7.75%, Series A		192,001	4,855,705
OFFICE	2.0%
BioMed Realty Trust, 7.375%, Series A		121,483	3,080,809
CommonWealth REIT, 6.50%, Series D (Convertible)		226,959	4,981,750
Corporate Office Properties Trust, 7.375%, Series L		240,000	6,057,600
Hudson Pacific Properties, 8.375%, Series B		229,708	6,124,015
SL Green Realty Corp., 7.625%, Series C		129,430	3,330,234
			23,574,408
RESIDENTIAL	0.7%
APARTMENT	0.3%
Apartment Investment & Management Co., 7.75%, Series U		116,966	2,926,490

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
MANUFACTURED HOME	0.4%
Equity Lifestyle Properties, 8.034%, Series A		200,920	$5,256,067
TOTAL RESIDENTIAL			8,182,557
SHOPPING CENTER	2.2%
COMMUNITY CENTER	1.1%
DDR Corp., 7.375%, Series H		128,587	3,223,676
DDR Corp., 7.50%, Series I		148,100	3,721,753
Kite Realty Group Trust, 8.25%, Series A		102,490	2,613,495
Weingarten Realty Investors, 6.95%, Series E		126,453	3,194,203
			12,753,127
FREE STANDING	0.2%
Realty Income Corp., 6.625%, Series F		90,000	2,430,000
REGIONAL MALL	0.9%
CBL & Associates Properties, 7.375%, Series D		202,810	5,181,795
Pennsylvania REIT, 8.25%, Series A		220,300	5,672,725
			10,854,520
TOTAL SHOPPING CENTER			26,037,647
SPECIALTY	0.1%
Entertainment Properties Trust, 7.375%, Series D		45,039	1,137,685
TOTAL REAL ESTATE			130,371,063
TRANSPORT—MARINE	0.9%
Seaspan Corp., 9.50%, due 1/29/49, Series C		374,527	10,187,134
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$476,863,575)			493,855,580

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	50.4%
BANK	13.7%
Citigroup Capital III, 7.625%, due 12/1/36		3,000,000	$3,187,632
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)[a]		45,000	2,403,283
Countrywide Capital III, 8.05%, due 6/15/27, Series B		1,010,000	1,134,988
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I		14,200	16,560,750
Goldman Sachs Capital I, 6.345%, due 2/15/34		18,311,000	17,368,936
Huntington Bancshares, 8.50%, due 12/31/49, Series A (Convertible)		4,017	4,603,482
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)		33,350,000	36,688,202
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R		3,500,000	3,517,500
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y		10,000,000	10,024,950
M&T Capital Trust II, 8.277%, due 6/1/27		6,000,000	6,135,000
NB Capital Trust II, 7.83%, due 12/15/26		1,750,000	1,760,937
NB Capital Trust IV, 8.25%, due 4/15/27		1,850,000	1,905,315
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)		10,300,000	10,905,805
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)		14,850,000	16,372,125
Wells Fargo & Co., 7.50%, Series L (Convertible)		26,280	29,565,000
			162,133,905

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
BANK—FOREIGN	11.1%
Abbey National Capital Trust I, 8.963%, due 12/29/49		10,200,000	$9,843,000
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144Aa		13,950,000	15,537,510
Barclays Bank PLC, 6.278%, due 12/31/49		5,550,000	4,266,562
Barclays Bank PLC, 6.86%, due 12/31/49, 144Aa		11,100,000	9,879,000
BNP Paribas, 7.195%, due 12/31/49, 144Aa		7,350,000	6,357,750
Claudius Ltd., 7.875%, due 12/12/49		2,540,000	2,556,510
HBOS Capital Funding LP, 6.85%, due 12/31/49		4,000,000	2,641,600
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144Aa		24,024,000	31,231,200
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144Aa		3,550,000	3,017,500
Lloyds TSB Bank PLC, 6.35%, due 12/31/49, (United Kingdom)(EUR)		4,070,000	3,502,354
Lloyds TSB Bank PLC, 9.875%, due 12/16/21, (FRN)		3,000,000	3,228,687
Rabobank Nederland, 8.40%, due 12/31/49		13,150,000	13,202,600
Rabobank Nederland, 11.00%, due 6/29/49, 144Aa		9,180,000	11,608,569
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)		2,500,000	2,617,888
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)[a]		4,000,000	4,840,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144Aa		6,450,000	6,264,182
			130,594,912
FINANCE	2.0%
CREDIT CARD	0.9%
American Express Co., 6.80%, due 9/1/66		5,805,000	6,018,334
Capital One Capital III, 7.686%, due 8/15/36		5,000,000	5,056,250
			11,074,584
DIVERSIFIED FINANCIAL SERVICES	0.5%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41		6,000,000	5,715,000
INVESTMENT ADVISORY SERVICES—FOREIGN	0.3%
Old Mutual PLC, 8.00%, due 6/3/21, (United Kingdom)(GBP)		2,000,000	3,187,869
INVESTMENT BANKER/BROKER	0.3%
Charles Schwab Corp., 7.00%, due 12/31/49		3,700,000	3,975,539
TOTAL FINANCE			23,952,992

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
INSURANCE	15.7%
LIFE/HEALTH INSURANCE	1.4%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A ($1,000 Par Value)[a]		6,000,000	$6,045,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144Aa		7,050,000	7,332,000
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144Aa		2,800,000	2,800,000
			16,177,000
LIFE/HEALTH INSURANCE—FOREIGN	1.3%
Dai-Ichi Mutual Life, 7.25%, due 12/29/49, 144Aa		3,500,000	3,698,170
Prudential PLC, 7.75%, due 6/23/16		11,880,000	12,028,500
			15,726,670
MULTI-LINE	5.8%
American International Group, 8.175%, due 5/15/58, (FRN)		26,527,000	28,914,430
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144Aa		11,565,000	12,894,975
MetLife Capital Trust X, 9.25%, due 4/8/38, 144Aa		21,745,000	26,746,350
			68,555,755
MULTI-LINE—FOREIGN	2.1%
AXA SA, 8.60%, due 12/15/30		5,000,000	5,360,835
AXA SA, 6.379%, due 12/31/49, 144Aa		4,250,000	3,357,500
AXA SA, 6.463%, due 12/31/49, 144Aa		2,500,000	2,125,000
Cloverie PLC, 8.25%, due 12/31/49		5,800,000	6,081,346
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49		7,250,000	7,260,875
			24,185,556
PROPERTY CASUALTY	2.2%
Liberty Mutual Group, 7.80%, due 3/15/37, 144Aa		13,826,000	14,033,390
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144Aa		11,000,000	11,420,178
			25,453,568

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
REINSURANCE	0.4%
Reinsurance Group of America, 6.75%, due 12/15/65		5,500,000	$5,085,988
REINSURANCE—FOREIGN	2.5%
Aquarius + Investments PLC, 8.25%, due 12/31/49		6,980,000	6,945,100
Catlin Insurance Co., 7.249%, due 12/31/49, 144Aa		14,400,000	12,780,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144Aa		5,275,000	4,767,777
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144Aa		3,000,000	2,765,955
Swiss Reinsurance Co., Ltd., Series I, 7.635%, due 12/31/49, (Australia)(AUD)		3,000,000	2,551,677
			29,810,509
TOTAL INSURANCE			184,995,046
INTEGRATED TELECOMMUNICATIONS SERVICES	2.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144Aa		24,162	28,548,913
OIL & GAS EXPLORATION & PRODUCTION	0.2%
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (Australia)(EUR)		2,000,000	2,480,404
PIPELINES	3.3%
Enbridge Energy Partners LP, 8.05%, due 10/1/37		10,908,000	11,830,108
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B		10,825,000	11,596,021
Enterprise Products Operating LP, 8.375%, due 8/1/66		14,476,000	15,701,929
			39,128,058
UTILITIES	2.0%
ELECTRIC UTILITIES	0.6%
FPL Group Capital, 7.30%, due 9/1/67, Series D		7,200,000	7,649,201
GAS UTILITIES	0.2%
Southern Union Co., 3.483%, due 11/1/66, (FRN)		2,873,000	2,352,269
MULTI UTILITIES	1.2%
Dominion Resources, 7.50%, due 6/30/66, Series A		7,395,000	7,891,700
PPL Capital Funding, 6.70%, due 3/30/67, Series A		5,838,000	5,836,540
			13,728,240
TOTAL UTILITIES			23,729,710
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$585,362,641)			595,563,940

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS	5.3%
BANK	0.9%
RBS Capital Trust B, 6.80%, due 12/29/49		$4,000,000	$2,672,000
Regions Financial Corp., 7.375%, due 12/10/37		8,140,000	8,058,600
			10,730,600
DIVERSIFIED FINANCIAL SERVICES	1.7%
General Electric Capital Corp., 7.125%, due 12/15/49, Series A		19,000,000	20,147,144
INSURANCE	1.2%
LIFE/HEALTH INSURANCE	0.4%
Aviva PLC, 8.25%, due 4/29/49		4,350,000	4,308,201
PROPERTY CASUALTY	0.8%
Chubb Corp., 6.375%, due 3/29/67		1,930,000	2,002,375
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Aa		7,900,000	7,826,759
			9,829,134
TOTAL INSURANCE			14,137,335
INTEGRATED TELECOMMUNICATIONS SERVICES	1.5%
CenturyLink, 7.65%, due 3/15/42		11,000,000	10,706,795
Citizens Communications Co., 9.00%, due 8/15/31		7,350,000	7,056,000
			17,762,795
TOTAL CORPORATE BONDS (Identified cost—$62,064,577)			62,777,874

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	2.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%[d]		15,100,000	$15,100,000
Federated Government Obligations Fund, 0.01%[d]		15,100,000	15,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,200,000)			30,200,000
TOTAL INVESTMENTS (Identified cost—$1,154,490,793)	100.1%		1,182,397,394
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(904,030)
NET ASSETS	100.0%		$1,181,493,364

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 21.0% of the net assets of the Fund, of which 0.5% are illiquid.

b  Illiquid security. Aggregate holdings equal 0.5% of the net assets of the Fund.

c  A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,071,600 in aggregate has been segregated as collateral.

d  Rate quoted represents the seven-day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2012 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	AUD	2,535,921	USD	2,452,875	7/3/12	$(142,638)
Brown Brothers, Harriman	USD	2,596,669	AUD	2,535,921	7/3/12	(1,155)
Brown Brothers, Harriman	AUD	2,550,540	USD	2,604,471	8/2/12	1,400
Brown Brothers, Harriman	EUR	4,797,940	USD	5,933,708	7/3/12	(138,081)
Brown Brothers, Harriman	USD	6,077,071	EUR	4,797,940	7/3/12	(5,282)
Brown Brothers, Harriman	EUR	4,712,587	USD	5,970,094	8/2/12	4,905
Brown Brothers, Harriman	GBP	1,973,760	USD	3,037,913	7/3/12	(53,294)
Brown Brothers, Harriman	USD	3,095,448	GBP	1,973,760	7/3/12	(4,241)
Brown Brothers, Harriman	GBP	2,044,936	USD	3,206,705	8/2/12	4,264
						$(334,122)

Glossary of Portfolio Abbreviations

AUD  Australian Dollar

EUR  Euro Currency

FRN  Floating Rate Note

GBP  Great British Pound

PINES  Public Income Notes

REIT  Real Estate Investment Trust

TOPrS  Trust Originated Preferred Securities

TruPS  Trust Preferred Securities

USD  United States Dollar

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,154,490,793)	$1,182,397,394
Cash	54,319
Receivable for:
Dividends and interest	13,865,290
Fund shares sold	10,945,001
Investment securities sold	1,495,114
Unrealized appreciation on forward foreign currency exchange contracts	10,569
Other assets	1,262
Total Assets	1,208,768,949
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	344,691
Payable for:
Investment securities purchased	20,801,521
Dividends declared	4,022,508
Fund shares redeemed	1,412,102
Investment management fees	424,552
Administration fees	46,082
Distribution fees	21,438
Shareholder servicing fees	13,678
Directors' fees	4,304
Other liabilities	184,709
Total Liabilities	27,275,585
NET ASSETS	$1,181,493,364
NET ASSETS consist of:
Paid-in capital	$1,151,206,829
Accumulated undistributed net investment income	748,159
Accumulated undistributed net realized gain	1,967,683
Net unrealized appreciation	27,570,693
$1,181,493,364

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2012 (Unaudited)

CLASS A SHARES:
NET ASSETS	$234,953,409
Shares issued and outstanding ($0.001 par value common stock outstanding)	18,837,137
Net asset value and redemption price per share	$12.47
Maximum offering price per share ($12.47 ÷ 0.9625)[a]	$12.96
CLASS C SHARES:
NET ASSETS	$272,830,621
Shares issued and outstanding ($0.001 par value common stock outstanding)	21,957,498
Net asset value and offering price per share[b]	$12.43
CLASS I SHARES:
NET ASSETS	$673,709,334
Shares issued and outstanding ($0.001 par value common stock outstanding)	53,963,459
Net asset value, offering and redemption price per share	$12.48

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividend income (net of $22,266 of foreign withholding tax)	$21,556,918
Interest income (net of $86,524 of foreign withholding tax)	16,765,413
Total Income	38,322,331
Expenses:
Investment management fees	3,347,423
Distribution fees—Class A	238,063
Distribution fees—Class C	801,184
Shareholder servicing fees—Class A	95,225
Shareholder servicing fees—Class C	267,061
Shareholder servicing fees—Class I	10,918
Administration fees	302,802
Transfer agent fees and expenses	183,298
Registration and filing fees	110,060
Custodian fees and expenses	73,584
Professional fees	54,782
Directors' fees and expenses	40,274
Shareholder reporting expenses	39,130
Line of credit fees	9,258
Miscellaneous	16,609
Total Expenses	5,589,671
Reduction of Expenses (See Note 2)	(601,617)
Net Expenses	4,988,054
Net Investment Income	33,334,277
Net Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	5,981,368
Foreign currency transactions	559,882
Net realized gain	6,541,250
Net change in unrealized appreciation (depreciation) on:
Investments	45,953,318
Foreign currency translations	(466,230)
Net change in unrealized appreciation (depreciation)	45,487,088
Net realized and unrealized gain	52,028,338
Net Increase in Net Assets Resulting from Operations	$85,362,615

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
Change in Net Assets:
From Operations:
Net investment income	$33,334,277	$27,585,459
Net realized gain (loss)	6,541,250	(4,002,686)
Net change in unrealized appreciation (depreciation)	45,487,088	(19,328,354)
Net increase in net assets resulting from operations	85,362,615	4,254,419
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,561,678)	(5,295,510)
Class C	(6,744,999)	(5,461,040)
Class I	(19,919,828)	(16,507,064)
Tax return of capital:
Class A	—	(757,867)
Class C	—	(865,727)
Class I	—	(2,183,495)
Total dividends and distributions to shareholders	(33,226,505)	(31,070,703)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	427,180,442	565,115,659
Total increase in net assets	479,316,552	538,299,375
Net Assets:
Beginning of period	702,176,812	163,877,437
End of period[a]	$1,181,493,364	$702,176,812

a  Includes accumulated undistributed net investment income of $748,159 and $640,387, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Period May 3, 2010[a] through December 31, 2010
Net asset value, beginning of period	$11.69	$12.10	$11.46
Income from investment operations:
Net investment income[b]	0.42	0.75	0.53
Net realized and unrealized gain (loss)	0.77	(0.35)	0.52
Total from investment operations	1.19	0.40	1.05
Less dividends and distributions to shareholders from:
Net investment income	(0.41)	(0.70)	(0.34)
Net realized gain	—	—	(0.04)
Tax return of capital	—	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.41)	(0.81)	(0.41)
Redemption fees retained by the Fund	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.78	(0.41)	0.64
Net asset value, end of period	$12.47	$11.69	$12.10
Total investment return[d,e]	10.23%[f]	3.32%	9.22%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$235.0	$136.4	$50.4
Ratio of expenses to average daily net assets (before expense reduction)[g]	1.22%[h]	1.29%	1.67%[h]
Ratio of expenses to average daily net assets (net of expense reduction)[g]	1.10%[h]	1.06%	0.85%[h]
Ratio of net investment income to average daily net assets (before expense reduction)[g]	6.78%[h]	5.95%	5.71%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)[g]	6.91%[h]	6.18%	6.53%[h]
Portfolio turnover rate	25%[f]	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

h  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Period May 3, 2010[a] through December 31, 2010
Net asset value, beginning of period	$11.65	$12.06	$11.46
Income from investment operations:
Net investment income[b]	0.39	0.67	0.49
Net realized and unrealized gain (loss)	0.76	(0.34)	0.49
Total from investment operations	1.15	0.33	0.98
Less dividends and distributions to shareholders from:
Net investment income	(0.37)	(0.63)	(0.31)
Net realized gain	—	—	(0.04)
Tax return of capital	—	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.37)	(0.74)	(0.38)
Redemption fees retained by the Fund	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.78	(0.41)	0.60
Net asset value, end of period	$12.43	$11.65	$12.06
Total investment return[d,e]	9.94%[f]	2.69%	8.62%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$272.8	$152.1	$48.4
Ratio of expenses to average daily net assets (before expense reduction)[g]	1.87%[h]	1.94%	2.32%[h]
Ratio of expenses to average daily net assets (net of expense reduction)[g]	1.75%[h]	1.71%	1.50%[h]
Ratio of net investment income to average daily net assets (before expense reduction)[g]	6.18%[h]	5.36%	5.22%[h]
Ratio of net investment income to average daily net assets (net of expense reduction)[g]	6.31%[h]	5.59%	6.04%[h]
Portfolio turnover rate	25%[f]	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

h  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Period May 3, 2010[a] through December 31, 2010
Net asset value, beginning of period	$11.70	$12.10	$11.46
Income from investment operations:
Net investment income[b]	0.44	0.80	0.58
Net realized and unrealized gain (loss)	0.77	(0.35)	0.49
Total from investment operations	1.21	0.45	1.07
Less dividends and distributions to shareholders from:
Net investment income	(0.43)	(0.74)	(0.36)
Net realized gain	—	—	(0.04)
Tax return of capital	—	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.43)	(0.85)	(0.43)
Redemption fees retained by the Fund	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.78	(0.40)	0.64
Net asset value, end of period	$12.48	$11.70	$12.10
Total investment return[d]	10.40%[e]	3.74%	9.39%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$673.7	$413.7	$65.1
Ratio of expenses to average daily net assets (before expense reduction)[f]	0.87%[g]	0.94%	1.32%[g]
Ratio of expenses to average daily net assets (net of expense reduction)[f]	0.75%[g]	0.71%	0.50%[g]
Ratio of net investment income to average daily net assets (before expense reduction)[f]	7.12%[g]	6.47%	6.43%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	7.25%[g]	6.70%	7.25%[g]
Portfolio turnover rate	25%[e]	44%	31%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into three classes designated Class A, C and I shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2012, transfers between Level 1 and Level 2 securities totaled $5,642,676.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value—Bank	$145,735,847	$139,666,347	$—	$6,069,500	[a]
Preferred Securities—$25 Par Value—Electric— Intergrated	26,558,368	23,800,922	—	2,757,446	[b]
Preferred Securities—$25 Par Value—Real Estate— Diversified	36,123,282	32,883,890	3,239,392	—
Preferred Securities—$25 Par Value—Other Industries	285,438,083	285,438,083	—	—
Preferred Securities—Capital Securities—Bank	162,133,905	34,168,482	127,965,423	—
Preferred Securities—Capital Securities—Other Industries	433,430,035	—	433,430,035	—
Corporate Bonds	62,777,874	—	62,777,874	—
Money Market Funds	30,200,000	—	30,200,000	—
Total Investments[c]	$1,182,397,394	$515,957,724	$657,612,724	$8,826,946
Forward foreign currency exchange contracts	10,569	—	10,569	—
Total Appreciation in Other Financial Instruments[c]	$10,569	$—	$10,569	$—
Forward foreign currency exchange contracts	(344,691)	—	(344,691)	—
Total Depreciation in Other Financial Instruments[c]	$(344,691)	$—	$(344,691)	$—

a  Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

b  Valued utilizing an independent broker quote.

c  Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities—$25 Par Value— Bank	Preferred Securities—$25 Par Value— Electric— Integrated	Preferred Securities— Capital Securities— Oil & Gas Exploration & Production
Balance as of December 31, 2011	$5,188,161	$2,832,625	$—	$2,355,536
Purchases	5,662,127	2,940,000	2,722,127	—
Accretion	3	—	—	3
Change in unrealized appreciation	457,059	296,875	35,319	124,865
Transfers out of Level 3	(2,480,404)	—	—	(2,480,404)
Balance as of June 30, 2012	$8,826,946	$6,069,500	$2,757,446	$—

The change in unrealized appreciation (depreciation) attributable to securities owned on June 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $332,194. Transfers are recognized at the end of the period.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts ("REITs") are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing on the date of valuation; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in foreign exchange rates on investments from the changes in market prices of securities.

Foreign Securities and Forward Foreign Currency Exchange Contracts: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2012, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the six months ended June 30, 2012, and through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A and Class C shares and extraordinary expenses) to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor. For the six months ended June 30, 2012, fees waived and/or expenses reimbursed totaled $601,617.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the Fund's average daily net assets. For the six months ended June 30, 2012, the Fund paid the advisor $239,102 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

There is a maximum initial sales charge of 3.75% for Class A shares which commenced on June 1, 2012. Prior to June 1, 2012, the maximum initial sales charge was 4.50% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2012, the Fund has been advised that the distributor received $160,689 in sales commissions from the sale of Class A shares and $60,820 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of this class, including payments to dealers and other financial intermediaries for selling this class.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. Effective January 1, 2012, the Board of Directors of the Fund approved the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays the distributor a fee at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor which was reimbursed by the Fund in the amount of $7,272 for the six months ended June 30, 2012.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2012, totaled $664,569,764 and $230,976,029, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2012 and the effect of derivatives held during the six months ended June 30, 2012, along with the respective location in the financial statements. The notional amount of outstanding forward foreign currency exchange contracts at June 30, 2012 was $11,781,270. The average notional amount outstanding during the six months ended June 30, 2012 was $11,544,595.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Forward foreign currency exchange contracts	Unrealized appreciation	$10,569	Unrealized depreciation	$344,691
Statement of Operations

Derivatives	Location	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$548,881	$(464,185)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of June 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,154,490,793
Gross unrealized appreciation	$38,176,369
Gross unrealized depreciation	(10,269,768)
Net unrealized appreciation	$27,906,601

As of December 31, 2011, the Fund had a net capital loss carryforward of $2,842,997 which may be used to offset future capital gains. These losses are comprised of a short-term capital loss carryover of $2,842,997 recognized during the year ended December 31, 2011, which under current Federal income tax rules, may offset capital gains recognized in any future period. In addition, the Fund incurred short-term capital losses of $698,811, long-term capital losses of $27,363 and net ordinary losses of $17,344 after October 31, 2011, that it has elected to treat as arising in the following fiscal year.

Note 6. Capital Stock

The Fund is authorized to issue 600 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A:
Sold	9,377,769	$115,358,156	11,460,890	$137,745,212
Issued as reinvestment of dividends and distributions	382,589	4,726,592	291,649	3,504,192
Redeemed	(2,587,726)	(31,851,638)	(4,256,635)	(50,730,825)
Redemption fees retained by the Fund[a]	—	—	—	2,555
Net increase	7,172,632	$88,233,110	7,495,904	$90,521,134

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class C:
Sold	9,582,852	$117,629,297	9,849,875	$118,620,691
Issued as reinvestment of dividends and distributions	198,013	2,437,757	145,208	1,731,681
Redeemed	(876,407)	(10,767,264)	(952,704)	(11,299,508)
Redemption fees retained by the Fund[a]	—	—	—	2,491
Net increase	8,904,458	$109,299,790	9,042,379	$109,055,355
Class I:
Sold	23,832,584	$293,856,157	37,537,321	$455,670,619
Issued as reinvestment of dividends and distributions	413,886	5,117,759	355,156	4,245,465
Redeemed	(5,628,341)	(69,326,374)	(7,926,576)	(94,380,245)
Redemption fees retained by the Fund[a]	—	—	—	3,331
Net increase	18,618,129	$229,647,542	29,965,901	$365,539,170

a  A 2% redemption fee, paid directly to the Fund, was charged on shares sold within 60 days of the time of purchase. Effective March 1, 2011, the Fund no longer charges redemption fees.

Note 7. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 25, 2013. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement. For the period January 1, 2012 through January 27, 2012, the commitment fee was 0.125% per annum on the Fund's proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2012, the Fund did not borrow under the credit agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2012 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory agreements (the "Advisory Agreement"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting of the Board of Directors held on June 12, 2012 and at a meeting held in person on June 19, 2012, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2013 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and performance comparisons to a larger category universe prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors noted that the Fund has been in existence for approximately two years and considered the investment performance of the Fund compared to Peer Funds and compared to a relevant blended benchmark index. The Board of Directors noted that the Fund outperformed the Peer Funds' median and a blended benchmark for the one-year period ended March 31, 2012, ranking the Fund in the first quintile. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the period. The Board of Directors also considered information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's performance in managing other funds and products investing in preferred securities. The Board of Directors further considered the Fund's performance versus a group of open-end funds compiled by the Investment Advisor, and noted that the Fund outperformed the median of the group for the one-year period ended March 31, 2012. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analysis provided by the independent data provider. The Board of Directors noted that the Fund's actual advisory fee was lower than the median of the Peer Funds, ranking in the first quintile and that the contractual advisory fee was higher than the median, ranking in the fourth quintile. The Board of Directors also noted that the Fund's net expense ratio was at the median of the Peer Funds, ranking in the third quintile. The Board of Directors considered that the Investment Advisor is waiving its fees and/or reimbursing expenses to limit the overall operating expenses of the Fund. The Board of Directors further considered the Fund's expenses versus a group of open-end funds selected by the Investment Advisor, noting that the Fund's contractual

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

advisory fee was higher than the median, but that the actual advisory fee and total expense ratios were lower than the median. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors noted the limited utility of the comparisons, as there are only two other diversified preferred securities registered investment companies. Nonetheless, the Board of Directors noted that that the Fund's fees and expenses were reasonable considering those of the comparison funds.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationships with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other fund advisory agreements, as well as the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor's other advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don't share

For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share

For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share

For our affiliates to market to you—	No	We don't share

For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SA, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, "Cohen & Steers").

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking high income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class   I—CPXIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell.

eDelivery NOW AVAILABLE

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COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

Semiannual Report June 30, 2012

Cohen & Steers Preferred Securities and Income Fund

CPXAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date:	September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date:	September 4, 2012